Share Capital	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interests [Abstract]
Share Capital	Share Capital
a)Authorized
Unlimited number of common shares with no par value.
b)Issued and fully paid
As at December 31, 2023, the Company had 137,569,590 common shares issued and outstanding (December 31, 2022 – 136,057,661 common shares). During the year ended December 31, 2023, the Company issued a total of 528,241 common shares for the exercise of stock options and 983,688 common shares for the exercise of warrants.
On September 26, 2022 the Company completed the acquisition of Aris Gold (Note 5) through the issuance of 38,420,690 common shares to the former shareholders of Aris Gold. During the year ended December 31, 2022, the Company issued a total of 194,999 common shares for the exercise of stock options and 287,099 common shares for the exercise of warrants.
Normal Course Issuer Bid (“NCIB”)
During the year ended December 31, 2022, the Company purchased a total of 845,901 common shares (2021 - 1,274,701 common shares) for cancellation at an average price of C$5.01 (2021 - C$5.44), representing a total cost of approximately $3.1 million (2021 - $5.5 million).
Dividends

Declaration date	Payment date	Per share in C$	Amount paid in C$	Amount paid in USD$
December 15, 2021	January 17, 2022	$0.015	$1,470	$1,163
January 17, 2022	February 15, 2022	$0.015	1,467	1,154
February 15, 2022	March 15, 2022	$0.015	1,466	1,157
March 15, 2022	April 15, 2022	$0.015	1,469	1,174
April 18, 2022	May 16, 2022	$0.015	1,471	1,145
May 16, 2022	June 15, 2022	$0.015	1,468	1,160
June 16, 2022	July 15, 2022	$0.015	1,464	1,138
July 18, 2022	August 15, 2022	$0.015	1,465	1,145
August 17, 2022	September 15, 2022	$0.015	1,465	1,115
Total			$13,205	$10,351
13.    Share Capital (cont.)
c)Share Purchase Warrants – liability classified
The following table summarizes the change in the number of issued and outstanding share purchase warrants and the associated warrant liabilities during the year ended December 31, 2023:

	Units	Amount
		(Recast - Note 13c)
2019 PP Unlisted Warrants – exercise price C$5.40, exercisable until Nov 5, 2023
Balance at December 31, 2021	3,260,870	$3,695
Fair value adjustment (Note 19)	—	(3,336)
Balance at December 31, 2022	3,260,870	$359
Expired (Note 19)	(3,260,870)	(359)
Balance at December 31, 2023	—	—
2020 PP Unlisted Warrants – exercise price of C$6.50, exercisable until Feb 6, 2023(2)
As at December 31, 2021	7,142,857	$3,060
Fair value adjustment (Note 19)	—	(3,053)
Balance at December 31, 2022	7,142,857	$7
Expired (Note 19)	(7,142,857)	(7)
Balance at December 31, 2023	—	—
Listed Warrants(1) – exercise price C$2.21, exercisable until Apr 30, 2024
As at December 31, 2021	10,304,455	$25,440
Exercised	(240,200)	(612)
Fair value adjustment (Note 19)	—	(15,161)
Balance at December 31, 2022	10,064,255	$9,667
Exercised	(763,103)	(924)
Fair value adjustment (Note 19)	—	6,329
Balance at December 31, 2023	9,301,152	$15,072
Aris Unlisted Warrants(2) – exercise price C$6.00, exercisable until Dec 19, 2024
Balance at December 31, 2021	—	—
Replacement Warrants for Aris Gold Transaction (Note 5)	1,650,000	238
Fair value adjustment (Note 19)	—	350
Balance at December 31, 2022	1,650,000	$588
Fair value adjustment (Note 19)	—	(35)
Balance at December 31, 2023	1,650,000	$553
Aris Listed Warrants(2) – exercise price C$5.50, exercisable until Jul 29, 2025
Balance at December 31, 2021	—	—
Replacement Warrants for Aris Gold Transaction (Note 5)	29,084,377	8,573
Fair value adjustment (Note 19)	—	2,600
Balance at December 31, 2022	29,084,377	$11,173
Exercised	(25,000)	(21)
Fair value adjustment (Note 19)	—	(171)
Balance at December 31, 2023	29,059,377	$10,981

Balance at December 31, 2022 - total warrant liabilities		$21,794
Balance at December 31, 2023 - total warrant liabilities		$26,606
Less: current portion		(15,625)
Non-current portion as at December 31, 2023		$10,981
(1)Subsequent to December 31, 2023, 301,772 warrants were exercised.
(2)Number of replacement warrants and exercise price have been adjusted by the share Exchange Ratio of 0.5.
13.    Share Capital (cont.)
During the year ended December 31, 2023, the Company identified a non-material error in the fair value of the listed warrant liability previously reported as at December 31, 2022. As a result, the statement of financial position as at December 31, 2022 has been recast, with warrant liabilities increasing by $5.5 million, with an offset to deficit, and the statement of income (loss) for the year ended December 31, 2022 has been recast, with gain on financial instruments decreasing by $5.5 million. The net impact of the recast was to reduce net income previously reported of $0.6 million ($0.01 basic and ($0.22) diluted earnings (loss) per share) to a net loss of $4.9 million (($0.04) basic and ($0.25) diluted loss per share) for the year ended December 31, 2022. There was no impact on the statement of cash flows for the year ended December 31, 2022, other than the amounts reported for net income (loss) and gain on financial instruments changing by the amounts described above within the Operating Activities section of the statement of cash flows.

Valuation inputs for Unlisted Warrants

The fair value of the Unlisted Warrants was determined using the Black-Scholes option pricing model and Level 2 fair value inputs as follows:

Valuation Inputs	Aris Unlisted Warrants
Expected volatility	51%
Liquidity discount	2%
Risk-free interest rate	3.88%
Expected life of warrants	1.0 year
Dividends yield	0%
d)Share Purchase Warrants – equity classified
The following table summarizes the change in the number of issued and outstanding share purchase warrants and the associated equity classified warrants during the year ended December 31, 2023:

	Units	Common shares issuable	Amount
As at December 31, 2021	9,338,965	6,488,712	10,252
Exercised (1)	(67,500)	(46,899)	(69)
Expired in the period	(2,046,500)	(1,421,908)	—
As at December 31, 2022	7,224,965	5,019,905	10,183
Exercised (2)	(281,500)	(195,586)	(475)
Expired	(2,795,090)	(1,942,029)	—
Balance at December 31, 2023	4,148,375	2,882,290	$9,708
(1)The exercise price per Gold X Warrant exercised averaged C$3.17.
(2)The exercise price per Gold X warrant exercised averaged C$2.14.

The table below summarizes information about the equity classified warrants issued and outstanding as at December 31, 2023:

	Warrants outstanding	Common shares issuable	Exercise price C$/common shares issuable
Gold X Warrants
June 12, 2024 (1)	934,250	649,116	$1.90
August 27, 2024 ⁽²⁾	3,214,125	2,233,174	$4.03
Balance at December 31, 2023	4,148,375	2,882,290	$3.55
(1)Subsequent to December 31, 2023, 66,250 warrants were exercised with an exercise price of C$1.90.
(2)Subsequent to December 31, 2023, 31,250 warrants were exercised with an exercise price of C$4.03.
13.    Share Capital (cont.)
e)Stock option plan

The Company has a rolling Stock Option Plan (the “Option Plan”) in compliance with the TSX policies for granting stock options. Under the Option Plan, the maximum number of common shares reserved for issuance may not exceed 10% of the total number of issued and outstanding common shares and, to any one option holder, may not exceed 5% of the issued common shares on a yearly basis. The exercise price of each stock option will not be less than the market price of the Company’s stock at the date of grant. Each stock option vesting period and expiry is determined on a grant-by-grant basis.

A summary of the change in the stock options outstanding during the periods ended December 31, 2023 and December 31, 2022 is as follows:

	Options outstanding	Weighted average exercise price (C$)
Balance at December 31, 2021	2,482,332	$4.49
Options granted	1,691,000	5.70
Replacement options for Aris Acquisition (Note 5)	3,615,912	4.36
Exercised (1)	(194,999)	2.55
Expired or cancelled	(880,739)	5.01
Balance at December 31, 2022	6,713,506	$4.71
Options granted	1,778,931	3.99
Exercised (2)	(528,241)	3.27
Expired or cancelled	(683,076)	5.11
Balance at December 31, 2023 (3)	7,281,120	$4.57
(1)The weighted average share price at the date stock options were exercised was C$5.45.
(2)The weighted average share price at the date stock options were exercised was C$4.10.
(3)Subsequent to December 31, 2023, 2,525,561 stock options with an exercise price of C$4.09 were granted by the Company, 88,287 stock options were exercised, and 508,190 stock options expired.

A summary of the inputs used in the determination of the fair values of the stock options granted in the periods ended December 31, 2023 and December 31, 2022, using the Black-Scholes option pricing model, is as follows:

	January 26, 2022	March 23, 2022(1)	April 1, 2022	June 1, 2022(1)	January 12, 2023	May 12, 2023	October 2, 2023
Total options issued	600,000	702,257	1,091,000	208,115	1,691,964	26,815	60,152
Market price of shares at grant date	C$5.45	C$3.80	C$5.84	C$3.72	C$4.03	C$3.40	C$3.09
Exercise price	C$5.45	C$3.80	C$5.84	C$3.72	C$4.03	C$3.40	C$3.09
Dividends expected	3.30%	Nil	3.29%	Nil	Nil	Nil	Nil
Expected volatility	55.33%	45.43%	54.49%	52.22%	58.36%	55.47%	46.95%
Risk-free interest rate	1.22%	3.74%	2.24%	3.74%	3.67%	3.50%	4.64%
Expected life of options	2.5 years	2.5 years	2.5 years	2.7 years	3.0 years	3.01 years	3.00 years
Vesting terms	2 years	2 years (2)	1 year	2 years (2)	2 years (2)	2 years (2)	2 years	(2)
(1)Number of units, market price and exercise price used in the Black-Scholes calculations have been adjusted for the Exchange Ratio.
(2)50% of the options vest one year after issue date, the remaining 50% vest two years after issue date.
13.    Share Capital (cont.)
The table below summarizes information about the stock options outstanding and the common shares issuable as at December 31, 2023:

Expiry date	Outstanding	Vested stock options	Remaining contractual life in years	Exercise price (C$/share)
April 1, 2024	179,700	179,700	0.25	$3.67
April 1, 2025	465,000	465,000	1.25	4.05
July 2, 2025	50,000	50,000	1.51	6.88
April 1, 2026	730,000	730,000	2.25	6.04
January 26, 2027	90,000	45,000	3.07	5.45
April 1, 2027	801,000	801,000	3.25	5.84
February 12, 2024	508,190	508,190	0.12	6.20
April 6, 2024	4,439	4,439	0.27	4.70
March 1, 2025	1,935,000	1,935,000	1.17	4.00
March 23, 2025	599,806	299,906	1.23	3.80
May 31, 2025	208,115	104,058	1.42	3.72
June 26, 2025	30,000	30,000	1.49	5.00
January 12, 2026	1,592,903	—	2.03	4.03
May 12, 2026	26,815	—	2.37	3.40
October 2, 2026	60,152	—	2.76	3.09
Balance at December 31, 2023	7,281,120	5,152,293	1.67	$4.57

f)DSUs

A summary of changes to the DSU liability, included in accounts payable and accrued liabilities, during the year ended December 31, 2023 and the year ended December 31, 2022 is as follows:

	Units	Amount
Balance at December 31, 2021	705,880	$2,979
Granted and vested during the period	273,630	766
Paid	(879,368)	(2,291)
Replacement DSUs for Aris Gold Transaction (Note 5)	233,676	549
Change in fair value	—	(1,127)
Exchange difference	—	(50)
Balance at December 31, 2022	333,818	$826
Granted and vested during the period	241,223	649
Change in fair value	—	428
Balance at December 31, 2023⁽¹⁾	575,041	$1,903
(1)Subsequent to December 31, 2023, 108,219 DSUs were paid in cash upon vesting.
The DSU liability at December 31, 2023 was determined based on the Company’s quoted closing share price on the TSX, a Level 1 fair value input, of C$4.43 ($3.35) (December 31, 2022 - C$3.40 ($2.51)) per share.
In connection with the Aris Gold Transaction (Note 5), the Company’s non-executive directors ceased to be directors on September 26, 2022. As a result, their unvested DSUs vested immediately, and the Company paid a total of $2.3 million in cash to the departing directors in settlement of a total of 879,368 DSUs.
13.    Share Capital (cont.)
g)PSUs
A summary of changes to the PSU liability, included in other long-term liabilities, during the year ended December 31, 2023 and the year ended December 31, 2022 is as follows:

	Units	Amount
Balance at December 31, 2021	378,613	$1,200
Unvested PSUs recognized in the period	191,433	605
Paid	(570,046)	(1,777)
Replacement PSUs for Aris Gold Transaction (Note 5)	706,286	557
Change in fair value	—	(293)
Balance at December 31, 2022	706,286	$292
Unvested PSUs recognized in the period	796,758	1,178
Vested PSUs recognized in the period	—	29
Paid	(30,325)	(47)
Change in fair value	—	1,352
Balance at December 31, 2023 ⁽¹⁾	1,472,719	$2,804
Less: current portion		(1,991)
Non-current portion as at December 31, 2023		$813
(1)Subsequent to December 31, 2023, 282,666 PSUs were paid in cash upon vesting and 915,319 PSUs that vest in approximately three years were granted by the Company.
In connection with the Aris Gold Transaction (Note 5), the Company’s former executives ceased to be executives on September 26, 2022. As a result, their unvested PSUs vested immediately, and the Company paid a total of $1.2 million in cash to the departing directors in settlement of a total of 436,197 PSUs.

h)Share-based compensation expense

	Year ended December 31,
	2023	2022
Stock-option expense	$1,475	$1,740
DSU expense	1,077	(362)
PSU expense	2,559	321
Total	$5,111	$1,699
Less: amount capitalized to E&E assets related to stock options	—	(284)
Total	$5,111	$1,415
13.    Share Capital (cont.)
i)Earnings (loss) per share

	December 31, 2023			December 31, 2022
				(Recast - Note 13c)
	Weighted average shares outstanding	Net earnings (loss)	Net earnings (loss) per share	Weighted average shares outstanding	Net earnings (loss)	Net earnings (loss) per share
Basic EPS	136,735,317	$11,419	$0.08	108,162,090	$(4,858)	$(0.04)
Effect of dilutive stock-options	5,717	—		—	—
Effect of Convertible Debenture	—	—		3,789,474	(3,457)
Effect of dilutive warrants	321,471	—		4,889,630	(20,315)

Diluted EPS	137,062,505	$11,419	$0.08	116,841,194	$(28,630)	$(0.25)
Diluted earnings per share amounts are calculated by adjusting the basic earnings per share to take into account the after-tax effect of interest and other finance costs associated with dilutive convertible debentures as if they were converted at the beginning of the period, and the effects of potentially dilutive stock options and share purchase warrants calculated using the treasury stock method. When the impact of potentially dilutive securities increases the earnings per share or decreases the loss per share, they are excluded for purposes of the calculation of diluted earnings per share.
The following table lists the number of warrants, stock options and Convertible Debenture which were excluded from the computation of diluted earnings per share. Instruments were excluded because either the instruments were not vested, the exercise prices exceeded the average market value of the common shares or the impact of including the in the money securities were anti-dilutive to EPS.

	Year ended December 31,
	2023	2022
		(Recast - Note 13c)
Stock options	6,893,305	5,314,711
Convertible Debenture	3,789,474	—
Warrants	43,224,654	46,217,034